Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments
Schedule of investments

	At June 30,	At December 31,
	2023	2022
Equity investments	$229.7	$224.6
Warrants	2.6	2.6
	$232.3	$227.2

Schedule of equity method investments

	At June 30,	At December 31,
	2023	2022
Labrador Iron Ore Royalty Corporation ("LIORC")	$148.6	$157.0
Other	81.1	67.6
	$229.7	$224.6

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(6.6)	$(88.4)	$1.2	$(65.8)
Income tax recovery (expense) in other comprehensive income	0.8	11.6	(0.2)	8.7
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(5.8)	$(76.8)	$1.0	$(57.1)